T. ROWE PRICE Health Sciences Fund
March 31, 2023 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 94.6%
BIOTECHNOLOGY 24.0%
Major Biotechnology 5.7%
Biogen (1) 376,470 104,670
Celldex Therapeutics (1) 521,045 18,747
Exact Sciences (1) 1,125,794 76,340
Exact Sciences CMO Milestone, Acquisition Date: 1/6/21,
Cost $— (1)(2)(3) 3,726,272 1,975
Exact Sciences FDA Milestone, Acquisition Date: 1/6/21,
Cost $— (1)(2)(3) 1,863,136 987
Neurocrine Biosciences (1) 322,008 32,594
Royalty Pharma, Class A  1,640,258 59,099
Seagen (1) 926,902 187,670
Vertex Pharmaceuticals (1) 1,256,249 395,806
877,888
Other Biotechnology 18.3%
Aadi Bioscience (1) 142,775 1,034
ACADIA Pharmaceuticals (1) 1,317,440 24,794
Acerta Future Payments, EC, Acquisition Date: 6/30/21,
Cost $8,068 (1)(2)(3) 8,067,982 7,665
Adaptive Biotechnologies (1) 633,149 5,591
ADC Therapeutics (1) 934,300 1,822
Affinivax Expense Fund, Acquisition Date: 9/12/22, Cost $12 (1)
(2)(3) 12,445 12
Affinivax Milestone Event, Acquisition Date: 9/12/22,
Cost $3,454 (1)(2)(3) 7,349,672 4,410
Affinivax Next Gen. Prod Mileston Event, Acquisition Date:
9/12/22, Cost $3,454 (1)(2)(3) 7,349,672 1,617
Agios Pharmaceuticals (1) 218,984 5,030
Alector (1) 121,639 753
Allakos (1) 882,516 3,927
Allogene Therapeutics (1) 2,114,171 10,444
Alnylam Pharmaceuticals (1) 1,396,893 279,826
Apellis Pharmaceuticals (1) 1,629,183 107,461
Arvinas (1) 540,105 14,756
Ascendis Pharma, ADR (1) 834,967 89,525
Avidity Biosciences (1) 1,728,431 26,531
BeiGene, ADR (1) 359,023 77,380
Bicycle Therapeutics, ADR (1) 237,347 5,048
BioMarin Pharmaceutical (1) 864,965 84,109
Blueprint Medicines (1) 1,382,311 62,190
C4 Therapeutics (1) 413,961 1,300
Centessa Pharmaceuticals, ADR (1) 830,478 3,197
Cerevel Therapeutics Holdings (1) 1,602,093 39,075

T. ROWE PRICE Health Sciences Fund

Shares $ Value
(Cost and value in $000s)
‡
CRISPR Therapeutics (1) 242,426 10,965
Cytokinetics (1) 476,834 16,780
Day One Biopharmaceuticals (1) 314,277 4,202
Denali Therapeutics (1) 1,050,758 24,209
DICE Therapeutics (1) 665,659 19,071
Enanta Pharmaceuticals (1) 118,106 4,776
Entrada Therapeutics (1) 622,069 9,020
EQRx, Warrants, 12/20/26 (1) 213,026 39
Evotec (EUR) (1) 363,279 7,673
Exelixis (1) 1,938,049 37,618
Fate Therapeutics (1) 709,686 4,045
Generation Bio (1) 1,507,013 6,480
Genmab (DKK) (1) 210,328 79,505
Ginkgo Bioworks, Earn Out Shares $15.00, Acquisition Date:
9/17/21, Cost $— (1)(2) 212,706 88
Ginkgo Bioworks, Earn Out Shares $17.50, Acquisition Date:
9/17/21, Cost $— (1)(2) 212,706 80
Ginkgo Bioworks, Earn Out Shares $20.00, Acquisition Date:
9/17/21, Cost $— (1)(2) 212,706 73
Gyroscope Therapeutics, Milestone Payment 1, Acquisition Date:
2/18/22, Cost $5,684 (1)(2)(3) 5,683,928 2,785
Gyroscope Therapeutics, Milestone Payment 2, Acquisition Date:
2/18/22, Cost $3,788 (1)(2)(3) 3,788,007 1,023
Gyroscope Therapeutics, Milestone Payment 3, Acquisition Date:
2/18/22, Cost $3,788 (1)(2)(3) 3,788,007 985
IGM Biosciences (1) 228,816 3,144
Immuneering, Class A (1) 1,429,213 13,878
Immunocore Holdings, ADR (1) 1,095,657 54,169
Incyte (1) 786,441 56,836
Insmed (1) 2,360,684 40,250
Intellia Therapeutics (1) 318,402 11,867
Ionis Pharmaceuticals (1) 947,437 33,861
Iovance Biotherapeutics (1) 1,263,986 7,723
IVERIC bio (1) 2,506,232 60,977
Karuna Therapeutics (1) 603,454 109,611
Kymera Therapeutics (1) 919,476 27,244
Leap Therapeutics, Acquisition Date: 9/28/20-3/6/23,
Cost $695 (1)(2) 547,453 177
LianBio, ADR (1) 1,971,977 3,845
Longboard Pharmaceuticals (1) 451,982 1,776
Lyell Immunopharma (1) 1,557,176 3,675
MeiraGTx Holdings (1) 193,459 1,000
Mirati Therapeutics (1) 758,733 28,210
Moderna (1) 541,971 83,236
Monte Rosa Therapeutics (1) 1,074,908 8,374
MoonLake Immunotherapeutics (1) 632,396 13,527

T. ROWE PRICE Health Sciences Fund

Shares $ Value
(Cost and value in $000s)
‡
Morphic Holding (1) 343,966 12,947
Novocure (1) 1,416,658 85,198
Prelude Therapeutics (1) 168,725 962
Prime Medicine Restricted, Acquisition Date: 4/19/21,
Cost $7,119 (1)(2) 522,748 6,108
Progenic Pharmaceuticals, CVR (1)(3) 842,223 969
Prothena (1) 637,591 30,904
PTC Therapeutics (1) 457,813 22,176
RAPT Therapeutics (1) 634,166 11,637
Regeneron Pharmaceuticals (1) 734,440 603,467
Relay Therapeutics (1) 2,194,485 36,143
Relmada Therapeutics (1) 123,509 279
Repligen (1) 232,425 39,131
Replimune Group (1) 1,475,437 26,056
REVOLUTION Medicines (1) 1,578,889 34,199
Rocket Pharmaceuticals (1) 429,477 7,357
Sage Therapeutics (1) 575,636 24,154
Sana Biotechnology (1) 1,669,271 5,458
Sarepta Therapeutics (1) 669,913 92,334
Scholar Rock, Warrants, 12/31/25, Acquisition Date: 6/17/22,
Cost $— (1)(2) 151,540 542
Scholar Rock Holding (1) 1,947,539 15,580
SpringWorks Therapeutics (1) 195,449 5,031
Stoke Therapeutics (1) 238,406 1,986
Tenaya Therapeutics (1) 1,090,955 3,109
Theseus Pharmaceuticals (1) 1,002,573 8,903
Ultragenyx Pharmaceutical (1) 1,124,731 45,102
Vividion Therapeutics, Milestone Payment, Acquisition Date:
8/25/21, Cost $— (1)(2)(3) 2,328,482 1,049
Vividion Therapeutics, Milestone Payment, Acquisition Date:
8/25/21, Cost $— (1)(2)(3) 1,746,361 829
Vividion Therapeutics, Milestone Payment 3, Acquisition Date:
8/25/21, Cost $— (1)(2)(3) 1,746,361 747
Xencor (1) 876,020 24,432
Zai Lab, ADR (1) 1,003,211 33,367
Zentalis Pharmaceuticals (1) 575,031 9,891
2,840,341
Total Biotechnology 3,718,229
LIFE SCIENCES 12.7%
Life Sciences 12.7%
Agilent Technologies  2,134,680 295,312
Bruker  1,627,134 128,283
Danaher  1,825,580 460,119
Dynamics Special Purpose, Acquisition Date: 12/20/21,
Cost $— (1)(2) 115,996 130

T. ROWE PRICE Health Sciences Fund

Shares $ Value
(Cost and value in $000s)
‡
Ginkgo Bioworks Holdings, Class A (1) 2,170,733 2,887
Illumina (1) 314,119 73,048
Mettler-Toledo International (1) 49,155 75,218
Olink Holding, ADR (1) 2,042,272 46,012
Pacific Biosciences of California (1) 2,757,815 31,936
Rapid Micro Biosystems, Class A (1) 543,294 712
Seer (1) 875,218 3,378
Senti Biosciences (1) 1,180,634 1,393
SomaLogic, Warrants, 8/31/26 (1) 96,502 26
SomaLogic, Earn Out Shares $20, Acquisition Date: 9/2/21,
Cost $— (1)(2) 3,873,442 14
Thermo Fisher Scientific  1,480,495 853,313
Twist Bioscience (1) 277,992 4,192
Total Life Sciences 1,975,973
MISCELLANEOUS 0.1%
Miscellaneous 0.1%
Orchestra BioMed Holdings (1) 523,928 10,253
Total Miscellaneous 10,253
PHARMACEUTICALS 16.2%
Major Pharmaceuticals 15.8%
AbbVie  1,627,480 259,372
AstraZeneca, ADR  7,847,634 544,704
Daiichi Sankyo (JPY)  3,405,100 124,210
Eli Lilly  1,685,456 578,819
Merck  5,072,846 539,700
Pfizer  7,322,915 298,775
Roche Holding (CHF)  354,389 101,264
2,446,844
Specialty Pharmaceuticals 0.4%
Zoetis  395,716 65,863
65,863
Total Pharmaceuticals 2,512,707
PRODUCTS & DEVICES 17.7%
Capital Equipment 0.6%
GE HealthCare Technologies (1) 531,556 43,604
PROCEPT BioRobotics (1) 770,892 21,893
STERIS  185,797 35,539
101,036
Implants 8.7%
Becton Dickinson & Company  1,152,803 285,365
Intuitive Surgical (1) 1,759,495 449,498
iRhythm Technologies (1) 159,577 19,792

T. ROWE PRICE Health Sciences Fund

Shares $ Value
(Cost and value in $000s)
‡
Stryker  1,483,609 423,526
Teleflex  303,736 76,939
Verily Life Sciences, Series B, Acquisition Date: 1/23/19,
Cost $13,998 (1)(2)(3) 113,564 17,109
Zimmer Biomet Holdings  592,096 76,499
1,348,728
Other Products & Devices 8.4%
10X Genomics, Class A (1) 1,218,626 67,987
Argenx, ADR (1) 643,349 239,699
Avantor (1) 3,721,531 78,673
Catalent (1) 800,391 52,594
Cooper  106,072 39,603
Dexcom (1) 1,142,085 132,687
Hologic (1) 1,760,696 142,088
Inari Medical (1) 606,517 37,446
Insulet (1) 431,740 137,708
Lantheus Holdings (1) 317,464 26,210
Nevro (1) 249,207 9,009
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $31,622 (1)(2)
(3) 8,397,988 4,031
Penumbra (1) 736,928 205,375
Saluda Medical, Warrants, 1/20/27, Acquisition Date: 1/20/22,
Cost $— (1)(2)(3) 103,592 306
Shockwave Medical (1) 575,535 124,793
Warby Parker, Class A (1) 815,576 8,637
1,306,846
Total Products & Devices 2,756,610
SERVICES 19.4%
Distribution 0.1%
Option Care Health (1) 556,760 17,688
17,688
Information 0.9%
Doximity, Class A (1) 1,324,755 42,896
GeneDx Holdings (1) 1,073,395 392
GeneDx Holdings, Warrants, 7/22/26 (1) 221,243 4
Sophia Genetics (1) 741,519 3,685
Veeva Systems, Class A (1) 539,008 99,064
146,041
Other Services 1.2%
Certara (1) 430,219 10,373
Guardant Health (1) 1,071,778 25,122
West Pharmaceutical Services  369,795 128,123

T. ROWE PRICE Health Sciences Fund

Shares $ Value
(Cost and value in $000s)
‡
Wuxi Biologics Cayman (HKD) (1) 2,672,000 16,465
180,083
Payors 15.7%
Alignment Healthcare (1) 1,005,787 6,397
Centene (1) 2,088,206 131,996
Cigna Group  659,317 168,475
Elevance Health  1,068,903 491,492
Humana  604,711 293,563
Molina Healthcare (1) 737,535 197,283
UnitedHealth Group  2,446,407 1,156,148
2,445,354
Providers 1.5%
agilon health (1) 1,759,096 41,779
HCA Healthcare  622,932 164,255
Surgery Partners (1) 696,823 24,019
230,053
Total Services 3,019,219
Total Miscellaneous Common Stocks  4.5% (4) 699,747
Total Common Stocks (Cost $7,605,281) 14,692,738
CONVERTIBLE PREFERRED STOCKS 4.7%
BIOTECHNOLOGY 1.5%
Other Biotechnology 1.5%
Arbor Bio, Series B, Acquisition Date: 10/29/21, Cost $8,828 (1)
(2)(3) 532,759 8,828
Cargo Therapeutics, Series A-1, Acquisition Date: 2/22/23,
Cost $3,933 (1)(2)(3) 3,932,873 3,933
Chroma Medicine, Series A, Acquisition Date: 10/12/21,
Cost $11,040 (1)(2)(3)(5) 5,207,526 13,540
Chroma Medicine, Series B, Acquisition Date: 2/8/23,
Cost $4,412 (1)(2)(3)(5) 1,697,072 4,412
Delfi Diagnostics, Series A, Acquisition Date: 1/12/21-4/7/22,
Cost $7,107 (1)(2)(3) 3,426,868 16,605
Delfi Diagnostics, Series B, Acquisition Date: 6/10/22,
Cost $8,980 (1)(2)(3) 1,853,138 8,980
Eikon Therapeutics, Series B, Acquisition Date: 12/3/21,
Cost $18,021 (1)(2)(3) 1,018,820 18,022
EndeavorBio, Series B, Acquisition Date: 1/21/22, Cost $8,808 (1)
(2)(3) 1,867,734 8,808
FOG Pharma, Acquisition Date: 11/17/22, Cost $6,621 (1)(2)(3) 615,203 6,621
FOG Pharma, Series C, Acquisition Date: 1/11/21-8/2/21,
Cost $6,251 (1)(2)(3) 431,391 4,643

T. ROWE PRICE Health Sciences Fund

Shares $ Value
(Cost and value in $000s)
‡
Generate Bio, Series B, Acquisition Date: 9/2/21, Cost $22,096 (1)
(2)(3) 1,864,632 22,096
Genesis Therapeutics, Series A, Acquisition Date: 11/24/20,
Cost $4,236 (1)(2)(3) 829,412 4,236
Insitro, Series B, Acquisition Date: 5/21/20, Cost $5,505 (1)(2)(3) 883,580 16,162
Insitro, Series C, Acquisition Date: 4/7/21, Cost $10,762 (1)(2)(3) 588,382 10,762
Laronde, Series B, Acquisition Date: 7/28/21, Cost $32,757 (1)(2)
(3) 1,169,887 6,551
Leap Therapeutics, Acquisition Date: 9/28/20, Cost $4,254 (1)(2) 3,349 1,082
Leap Therapeutics, Hold-Back Shares, Acquisition Date: 9/28/20,
Cost $551 (1)(2) 434 133
Nutcracker Therapeutics, Series C, Acquisition Date: 8/27/21,
Cost $11,050 (1)(2)(3) 1,027,785 11,050
Odyssey Therapeutics, Series B, Acquisition Date: 5/13/22,
Cost $7,048 (1)(2)(3) 1,115,915 7,048
Ring Therapeutics, Acquisition Date: 10/7/22, Cost $4,414 (1)(2)
(3) 479,818 4,414
Ring Therapeutics, Series B, Acquisition Date: 4/12/21,
Cost $9,004 (1)(2)(3) 978,705 9,004
SalioGen Therapeutics, Series B, Acquisition Date: 12/10/21,
Cost $11,024 (1)(2)(3) 104,129 11,024
Scribe Therapeutics, Series B, Acquisition Date: 3/17/21,
Cost $6,219 (1)(2)(3) 1,027,755 6,219
Sionna Therapeutics, Series B, Acquisition Date: 2/2/22,
Cost $5,284 (1)(2)(3) 541,277 5,284
Tessera Therapeutics, Series C, Acquisition Date: 2/25/22,
Cost $7,915 (1)(2)(3) 387,032 7,915
Treeline Biosciences, Series A, Acquisition Date: 4/9/21-9/26/22,
Cost $18,552 (1)(2)(3) 2,370,150 18,552
Total Biotechnology 235,924
CONSUMER NONDURABLES 0.3%
Healthcare Services 0.3%
Capsule, Series 1-D, Acquisition Date: 4/7/21, Cost $12,364 (1)(2)
(3) 853,213 2,501
Capsule, Series E, Acquisition Date: 1/10/23, Cost $2,658 (1)(2)(3) 906,656 2,658
Color Health, Series D, Acquisition Date: 12/17/20,
Cost $11,180 (1)(2)(3) 296,922 12,144
Color Health, Series D-1, Acquisition Date: 1/13/20,
Cost $9,358 (1)(2)(3) 438,696 17,942
Color Health, Series E, Acquisition Date: 10/26/21, Cost $4,414 (1)
(2)(3) 44,149 1,806
Total Consumer Nondurables 37,051

T. ROWE PRICE Health Sciences Fund

Shares $ Value
(Cost and value in $000s)
‡
LIFE SCIENCES 1.2%
Life Sciences 1.2%
Cellanome, Series A, Acquisition Date: 12/30/21, Cost $11,023 (1)
(2)(3)(5) 1,993,387 13,874
Chromacode, Series D-1, Acquisition Date: 2/28/22,
Cost $2,202 (1)(2)(3)(5) 3,137,582 1,443
Chromacode, Series D-2, Acquisition Date: 2/28/22-3/28/23,
Cost $2,202 (1)(2)(3)(5) 3,137,582 2,202
Clear Labs, Series C, Acquisition Date: 5/13/21, Cost $13,294 (1)
(2)(3)(5) 3,830,773 7,738
DNA Script, Series C, Acquisition Date: 12/16/21, Cost $21,371
(EUR) (1)(2)(3) 25,201 20,498
Element Biosciences, Series C, Acquisition Date: 6/21/21,
Cost $17,704 (1)(2)(3) 861,217 17,704
Inscripta, Series E, Acquisition Date: 3/30/21, Cost $12,829 (1)(2)
(3) 1,452,941 8,107
Lumicks Tech, Series D, Acquisition Date: 4/14/21,
Cost $8,875 (1)(2)(3) 4,954 9,585
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $16,458 (1)(2)(3) 1,204,832 73,170
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $18,957 (1)(2)(3) 426,855 25,923
Total Life Sciences 180,244
PRODUCTS & DEVICES 0.2%
Capital Equipment 0.1%
Reflexion Medical, Series C, Acquisition Date: 4/3/18,
Cost $4,243 (1)(2)(3) 2,507,885 5,945
Reflexion Medical, Series D, Acquisition Date: 4/3/20,
Cost $2,142 (1)(2)(3) 1,123,437 2,663
Reflexion Medical, Series E, Acquisition Date: 3/1/22,
Cost $4,403 (1)(2)(3) 1,857,286 4,403
13,011
Implants 0.1%
Kardium, Series D-5, Acquisition Date: 11/29/18, Cost $8,574 (1)
(2)(3)(5) 8,849,057 8,989
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $12,516 (1)
(2)(3)(5) 12,320,393 12,516
21,505
Other Products & Devices 0.0%
Saluda Medical, Series D, Acquisition Date: 1/20/22,
Cost $8,809 (1)(2)(3) 690,617 5,953
5,953
Total Products & Devices 40,469

T. ROWE PRICE Health Sciences Fund

Shares $ Value
(Cost and value in $000s)
‡
SERVICES 1.5%
Information 0.0%
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $6,904 (1)(2)(3)(5) 586,029 6,904
6,904
Other Services 1.4%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $10,374 (1)(2)(3) 3,758,668 24,732
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $18,471 (1)(2)(3) 2,280,334 15,005
Freenome Holdings, Series B, Acquisition Date: 6/24/19,
Cost $7,102 (1)(2)(3) 1,558,570 18,189
Freenome Holdings, Series C, Acquisition Date: 8/14/20,
Cost $6,139 (1)(2)(3) 928,231 10,832
Freenome Holdings, Series D, Acquisition Date: 11/22/21,
Cost $3,971 (1)(2)(3) 526,504 6,144
PrognomIQ, Series A-4, Acquisition Date: 11/15/19,
Cost $1,356 (1)(2)(3)(5) 593,540 1,816
PrognomIQ, Series A-5, Acquisition Date: 5/12/20, Cost $1,174 (1)
(2)(3)(5) 513,797 1,572
PrognomIQ, Series B, Acquisition Date: 9/11/20, Cost $8,533 (1)
(2)(3)(5) 3,734,140 11,427
PrognomIQ, Series C, Acquisition Date: 2/16/22, Cost $3,498 (1)
(2)(3)(5) 1,143,244 3,498
Tempus Labs, Series D, Acquisition Date: 3/16/18, Cost $8,876 (1)
(2)(3) 946,886 55,753
Tempus Labs, Series E, Acquisition Date: 8/23/18,
Cost $10,607 (1)(2)(3) 633,505 38,289
Tempus Labs, Series F, Acquisition Date: 4/30/19, Cost $4,279 (1)
(2)(3) 172,826 10,584
Tempus Labs, Series G, Acquisition Date: 2/6/20, Cost $4,285 (1)
(2)(3) 111,715 6,924
Tempus Labs, Series G-2, Acquisition Date: 11/19/20,
Cost $6,720 (1)(2)(3) 117,271 6,592
211,357
Providers 0.1%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $7,540 (1)(2)(3) 3,130,941 7,201
Honor Technology, Series E, Acquisition Date: 9/29/21,
Cost $6,626 (1)(2)(3) 2,095,807 4,820
12,021
Total Services 230,282
Total Convertible Preferred Stocks (Cost $566,703) 723,970

T. ROWE PRICE Health Sciences Fund

Shares $ Value
(Cost and value in $000s)
‡
PREFERRED STOCKS 0.7%
LIFE SCIENCES 0.7%
Life Sciences 0.7%
Sartorius (EUR)  235,281 99,161
Total Life Sciences 99,161
Total Preferred Stocks (Cost $44,537) 99,161
SHORT-TERM INVESTMENTS 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 4.82% (5)(6) 22,366,386 22,366
Total Short-Term Investments (Cost $22,366) 22,366
Total Investments in Securities 100.1%
(Cost $8,238,887) $ 15,538,235
Other Assets Less Liabilities (0.1)% (13,699)
Net Assets 100.0% $ 15,524,536
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$776,712 and represents 5.0% of net assets.
(3) Level 3 in fair value hierarchy.
(4) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(5) Affiliated Companies
(6) Seven-day yield
ADR American Depositary Receipts
CHF Swiss Franc
CVR Contingent Value Rights
DKK Danish Krone
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
HKD Hong Kong Dollar
JPY Japanese Yen

T. ROWE PRICE Health Sciences Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Cellanome, Series A  $ — $ — $ —
Chroma Medicine, Series A  — 2,500 —
Chroma Medicine, Series B  — — —
Chromacode, Series D-1  — (597) —
Chromacode, Series D-2  — 509 —
Clear Labs, Series C  — (5,556) —
Cleerly, Series C  — — —
Kardium, Series D-5  — — —
Kardium, Series D-6  — — —
PrognomIQ, Series A-4  — — —
PrognomIQ, Series A-5  — — —
PrognomIQ, Series B  — — —
PrognomIQ, Series C  — — —
T. Rowe Price Government Reserve Fund, 4.82% — — 293
Totals $ —# $ (3,144) $ 293+

T. ROWE PRICE Health Sciences Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
03/31/23
Cellanome, Series A  $ 13,874 $ — $ — $ 13,874
Chroma Medicine, Series A  11,040 — — 13,540
Chroma Medicine, Series B  — 4,412 — 4,412
Chromacode, Series D-1  * — — 1,443
Chromacode, Series D-2  * — — 2,202
Clear Labs, Series C  * — — 7,738
Cleerly, Series C  * — — 6,904
Kardium, Series D-5  8,989 — — 8,989
Kardium, Series D-6  12,516 — — 12,516
PrognomIQ, Series A-4  1,816 — — 1,816
PrognomIQ, Series A-5  1,572 — — 1,572
PrognomIQ, Series B  11,427 — — 11,427
PrognomIQ, Series C  3,498 — — 3,498
T. Rowe Price Government
Reserve Fund, 4.82% 158,976  ¤  ¤ 22,366
Total $ 112,297^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $293 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $109,094.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Health Sciences Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Health Sciences Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Health Sciences Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Health Sciences Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 14,290,913 $ 355,326 $ 46,499 $ 14,692,738
Convertible Preferred Stocks — 1,215 722,755 723,970
Preferred Stocks — 99,161 — 99,161
Short-Term Investments 22,366 — — 22,366
Total $ 14,313,279 $ 455,702 $ 769,254 $ 15,538,235

T. ROWE PRICE Health Sciences Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2023. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at March 31, 2023, totaled $(15,182,000) for the period ended
March 31, 2023.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Beginning
Balance
12/31/22
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
3/31/23
Investment in Securities
Common Stocks $ 60,839 $ 11,925 $ — $ (26,265) $ 46,499
Convertible Preferred Stocks 714,986 (15,598) 23,367 — 722,755
Total $ 775,825 $ (3,673) $ 23,367 $ (26,265) $ 769,254
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 46,499 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
5% –78% 55% Decrease
Market
comparable
Enterprise
value to sales
multiple
1.9x 1.9x Increase
Enterprise
value to gross
profit multiple
4.7x 4.7x Increase

T. ROWE PRICE Health Sciences Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount
for lack of
marketability
10% 10% Decrease
Expected
present value
Discount rate
for cost of
equity
5%
– 25%
16% Decrease
Discount for
regulatory
uncertainty
29% 29% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 4% 4% Increase
Volatility 55% 55% Increase
Convertible
Preferred
Stocks
$ 722,755 Recent
comparable
transaction
price(s)
—# —# —# —#
Premium for
cumulative
preferred
dividend rights
3% – 8% 4% Increase
Discount for
cumulative
preferred
dividend rights
2% 2% Decrease
Market
comparable
Enterprise
value to sales
multiple
3.2x
– 11.7x
5.0x Increase
Sales growth
rate
(58%)
- 266%
13% Increase
Enterprise
value to gross
profit multiple
8.5x
– 10.2x
9.6x Increase
Gross profit
growth rate
29% 29% Increase

T. ROWE PRICE Health Sciences Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the
Valuation Designee.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount
for lack of
marketability
10% 10% Decrease
Estimated
liquidation
value
Discount
for lack of
collectability
100% 100% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 4% 4% Increase
Volatility 73% 73% Increase

T. ROWE PRICE Health Sciences Fund

In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F114-054Q1 03/23